Trade and other receivables (Details) - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Trade and other receivables
Trade receivables	$ 27,388
Sales taxes receivable	166,749	$ 72,249
Other receivables	125,603	6,778
Total trade and other current receivables	$ 319,740	$ 79,027